Shareholder Report, Line Graph (Details) 193123_BHILL Fund_TF_TSR Annual {Managed Account Completion Shares} - USD ($)		12 Months Ended
	Apr. 01, 2025	Mar. 31, 2026
Managed Account Completion Shares
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,404
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000	$ 10,406